Unaudited Historical and Pro Forma Condensed Consolidated Balance Sheets	Sep. 30, 2015 USD ($)
Investment in real estate, net
Land	$ 6,208,327	[1]
Buildings and improvements	28,564,472	[1]
Investment in real estate	34,772,799	[1]
Accumulated depreciation	(1,343,323)	[1]
Investment in real estate, net	33,429,476	[1]
Cash	1,301,453	[1]
Rents and other receivables	218,533	[1]
Prepaid expenses and deposits	53,801	[1]
Escrow deposits	181,177	[1]
Lease origination costs, net	186,046	[1]
Deferred Loan fees, net	402,622	[1]
Deferred stock issuance costs	554,990	[1]
Total Assets	36,328,098	[1]
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable and accrued expenses	1,129,475	[1]
Security deposits	382,329	[1]
Note payable	15,049,125	[1]
Total Liabilities	16,560,929	[1]
Stockholders' Equity
Common Stock, Value	7,017	[1]
Additional paid-in capital	24,601,295	[1]
Accumulated deficit	(4,841,143)	[1]
Total Stockholders' Equity	19,767,169	[1]
Total Liabilities and Stockholders' Equity	36,328,098	[1]
Pro Forma [Member]
Investment in real estate, net
Land	8,926,414
Buildings and improvements	43,966,967
Investment in real estate	52,893,381
Accumulated depreciation	(1,343,323)
Investment in real estate, net	51,550,058
Cash	2,039,073
Rents and other receivables	218,533
Prepaid expenses and deposits	53,801
Escrow deposits	0
Lease origination costs, net	283,146
Deferred Loan fees, net	552,622
Deferred stock issuance costs	0
Total Assets	54,697,233
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable and accrued expenses	1,129,475
Security deposits	599,429
Note payable	20,064,185
Total Liabilities	21,793,089
Stockholders' Equity
Common Stock, Value	9,627
Additional paid-in capital	37,895,660
Accumulated deficit	(5,001,143)
Total Stockholders' Equity	32,904,144
Total Liabilities and Stockholders' Equity	54,697,233
Jacksonville 140 [Member] | Pro Forma [Member]
Investment in real estate, net
Land	1,405,287	[2]
Buildings and improvements	7,963,295	[2]
Investment in real estate	9,368,582	[2]
Accumulated depreciation	0	[2]
Investment in real estate, net	9,368,582	[2]
Cash	(4,445,245)	[2]
Rents and other receivables	0	[2]
Prepaid expenses and deposits	0	[2]
Escrow deposits	(94,177)	[2]
Lease origination costs, net	49,100	[2]
Deferred Loan fees, net	150,000	[2]
Deferred stock issuance costs	0	[2]
Total Assets	5,028,260	[2]
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable and accrued expenses	0	[2]
Security deposits	98,200	[2]
Note payable	5,015,060	[2]
Total Liabilities	5,113,260	[2]
Stockholders' Equity
Common Stock, Value	0	[2]
Additional paid-in capital	0	[2]
Accumulated deficit	(85,000)	[2],[3]
Total Stockholders' Equity	(85,000)	[2]
Total Liabilities and Stockholders' Equity	5,028,260	[2]
Houston 100 [Member] | Pro Forma [Member]
Investment in real estate, net
Land	1,312,800	[4]
Buildings and improvements	7,439,200	[4]
Investment in real estate	8,752,000	[4]
Accumulated depreciation	0	[4]
Investment in real estate, net	8,752,000	[4]
Cash	(8,669,100)	[4]
Rents and other receivables	0	[4]
Prepaid expenses and deposits	0	[4]
Escrow deposits	(87,000)	[4]
Lease origination costs, net	48,000	[4]
Deferred Loan fees, net	0	[4]
Deferred stock issuance costs	0	[4]
Total Assets	43,900	[4]
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable and accrued expenses	0	[4]
Security deposits	118,900	[4]
Note payable	0	[4]
Total Liabilities	118,900	[4]
Stockholders' Equity
Common Stock, Value	0	[4]
Additional paid-in capital	0	[4]
Accumulated deficit	(75,000)	[3],[4]
Total Stockholders' Equity	(75,000)	[4]
Total Liabilities and Stockholders' Equity	43,900	[4]
Other Credit Derivatives [Member] | Pro Forma [Member]
Investment in real estate, net
Land	0	[5]
Buildings and improvements	0	[5]
Investment in real estate	0	[5]
Accumulated depreciation	0	[5]
Investment in real estate, net	0	[5]
Cash	13,851,965	[5]
Rents and other receivables	0	[5]
Prepaid expenses and deposits	0	[5]
Escrow deposits	0	[5]
Lease origination costs, net	0	[5]
Deferred Loan fees, net	0	[5]
Deferred stock issuance costs	(554,990)	[5]
Total Assets	13,296,975	[5]
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable and accrued expenses	0	[5]
Security deposits	0	[5]
Note payable	0	[5]
Total Liabilities	0	[5]
Stockholders' Equity
Common Stock, Value	2,610	[5]
Additional paid-in capital	13,294,365	[5]
Accumulated deficit	0	[5]
Total Stockholders' Equity	13,296,975	[5]
Total Liabilities and Stockholders' Equity	$ 13,296,975	[5]

[1]	Reflects our unaudited historical consolidated balance sheet as of September 30, 2015 included elsewhere within this prospectus.
[2]	Reflects our acquisition of 45 homes in the Jacksonville 140 portfolio in October 2015 for the purchase price of $3,057,000, our acquisition of another ten homes in December 2015 for $675,039 and our loan from Silvergate Bank in the amount of $5,015,060, a portion of which was used to finance the purchase of the 55 homes. Also, reflects our proposed acquisition of the remaining 85 homes in the Jacksonville area for $5.7 million, which will be financed through the net proceeds of this offering, allocation of purchase price and recognition of liabilities. The purchase price has been allocated to land, building and the existing leases based upon their estimated fair values at the date of acquisition under the guidance of ASC Topic 805. In estimating the corresponding land and building values, we utilize our own market knowledge and published market data. The estimated fair value of acquired in-place leases represents the expected costs we would have incurred to lease the property at the date of acquisition as adjusted for the remaining life of the leases.
[3]	Reflects estimated acquisition costs that will be expensed.
[4]	Reflects our proposed acquisition of 100 homes in the Houston, Texas area for $8.8 million of the net proceeds of this offering, allocation of purchase price and recognition of liabilities. The purchase price has been allocated to land, building and the existing leases based upon their estimated fair values at the date of acquisition under the guidance of ASC Topic 805. In estimating the corresponding land and building values, we utilize our own market knowledge and published market data. The estimated fair value of acquired in-place leases represents the expected costs we would have incurred to lease the property at the date of acquisition as adjusted for the remaining life of the leases.
[5]	To reflect the estimated net proceeds of approximately $13,296,975 as a result of this offering and the issuance of 2,610,000 shares of common stock. Note, approximately $554,990 of offering costs had been incurred as of September 30, 2015.